Condensed Statement of Cash Flows - USD ($)			6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net (loss) profit		$ (25,128)		$ 555,866	$ 316,509
Adjustments to reconcile net income to net cash used in operating activities
Payment of expenses through promissory note – related party					44,128
Formation and operating costs paid by Sponsor under Promissory Note – Related Party		25,128
Interest income on trust account				(1,232,214)	(471,486)
Changes in assets and liabilities
Prepaid expenses				(12,506)	(60,002)
Other Payables				(748)	748
Accrued Expenses				134,181	50,000
Net cash provided by/(used in) operating activities				(555,421)	(120,103)
Cash flow from investing activities
Investment of cash in Trust Account					(69,000,000)
Net cash provided by investing activities					(69,000,000)
Cash flows from financing activities
Proceeds from issuance of ordinary shares to Sponsor					25,000
Proceeds from sale of public units, net of underwriting discount paid					68,310,000
Proceeds from sale of private placement units					2,031,000
Repayment of promissory note					(294,067)
Payment of offering costs					(259,826)
Net cash used in financing activities					69,812,107
Net increase/(decrease) in cash and cash equivalents				(555,421)	692,004
Cash and cash equivalents at beginning of the period	$ 692,004			692,004
Cash and cash equivalents at end of the period			$ 136,583	136,583	692,004		$ 692,004
Supplemental disclosure of investing and financing non-cash activities
Accretion in value of redeemable shares				1,232,214	471,486
Deferred offering costs included in promissory note		95,128
Deferred offering costs included in accrued offering costs		25,000
Insider shares issued for subscription fee receivable		25,000
Deferred underwriting fee payable					690,000
CADV Ventures S.A [Member]
Cash flows from operating activities
Net (loss) profit							110,132	$ (502,769)
Changes in assets and liabilities
Accounts receivable								5,910
Deposits, prepayments and other current assets							37,706	(11,933)
Accounts payable							48	(27,647)
Tax payable							205	(956)
Deferred revenue							(277,325)	305,471
Accounts receivable from related parties							8,431	154,660
Prepayment to a related party							50,049	(47,268)
Accounts payable to related parties							24,919	31,577
Accrued expenses and other liabilities							92,780	(73,923)
Net cash provided by/(used in) operating activities							46,945	(166,878)
Cash flow from investing activities
Loan made to related parties							(15,098)	(112,063)
Repayment of loan made to related parties							182,344	90,475
Net cash provided by investing activities							167,246	(21,588)
Cash flows from financing activities
Proceeds from related parties								72,687
Repayment of loans due to related parties							(233,730)
Net cash used in financing activities							(233,730)	72,687
Effect of exchange rate changes on cash and cash equivalents							3,637	(2,688)
Net increase/(decrease) in cash and cash equivalents							(15,902)	(118,467)
Cash and cash equivalents at beginning of the period	16,468			16,468		32,370	32,370	150,837
Cash and cash equivalents at end of the period					16,468		16,468	32,370
Supplemental disclosure of cash flow information
Income tax paid							6,282
Interest received in cash							5,889	116
Supplemental disclosure of investing and financing non-cash activities
Debt waived by a related party in exchange of issuance of equity							542,316
Waiver of interest due to a related party							307,781
Expenses paid by a third party on the Company’s behalf							156,190
Kukugan Invest [Member]
Cash flows from operating activities
Net (loss) profit	(333)		(105,668)			190,747
Adjustments to reconcile net income to net cash used in operating activities
Allowance for doubtful accounts			6,527
Changes in assets and liabilities
Accounts receivable			(120,869)
Deposits, prepayments and other current assets	(57)		(97,040)			32,119
Accounts payable	178		119,659
Tax payable	57		(2,351)			(6,473)
Deferred revenue			115,486			(206,018)
Amount due from related parties			6,527			(78,633)
Prepayment to a related party						24,266
Amount due to related parties			8,155			45,800
Accrued expenses and other liabilities			81,090			(1,359)
Net cash provided by/(used in) operating activities	(155)		11,516			449
Cash flow from investing activities
Cash acquired through business combination			16,300
Net cash provided by investing activities			16,300
Cash flows from financing activities
Net cash used in financing activities
Effect of exchange rate changes on cash and cash equivalents	(13)		8,973			4,373
Net increase/(decrease) in cash and cash equivalents	(168)		36,789			4,822
Cash and cash equivalents at beginning of the period	16,468			16,468		32,370	32,370
Cash and cash equivalents at end of the period	16,300	$ 37,192	36,789	$ 36,789	$ 16,468	37,192	$ 16,468	$ 32,370
Supplemental disclosure of cash flow information
Income tax paid			5,450
Supplemental disclosure of investing and financing non-cash activities
Deemed contribution from the controlling shareholder for acquisition consideration paid on the Group’s behalf			100
Expenses paid by the controlling shareholder on the Group’s behalf			$ 195,432
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor		Successor	Successor		Predecessor	Predecessor